Equity-Based Compensation Plan (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation expense recorded by the Company
Equity-based compensation expense	$ 0.2	$ 0.2	$ 0.2
EQM Total Return Programs
Share-based compensation expense recorded by the Company
Equity-based compensation expense			0.7
2014 EQM VDA
Share-based compensation expense recorded by the Company
Equity-based compensation expense			$ 0.6
Phantom Units
Share-based compensation expense recorded by the Company
Performance awards (in shares)	21,739
Common units (in shares)	2,940	2,610	2,220
Grant date fair value (in USD per share)	$ 76.68	$ 75.46	$ 88.00